Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 17,934	$ 22,543
Less: Allowance for credit losses	(232)	(1,893)	$ (533)
Sub – total	17,702	20,650
Retention receivables	5,232	5,867
Total	$ 22,934	$ 26,517